Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Contract Assets, Contract Liabilities And Contract Costs
Our accrued revenues are as follows:

(In $ millions)	June 30, 2026	December 31, 2025
Unbilled receivables	100.4	116.0
Other short-term accrued revenue (1)	7.8	16.9
Total short-term accrued revenue	108.2	132.9
Other long-term accrued revenue (2)	—	9.9
Total accrued revenue	108.2	142.8
(1) Accrued revenue includes the current portion of accrued demobilization revenue, blended rate revenue and customer retentions, which will be received upon contract termination.
(2) Non-current accrued revenue includes the non-current portion of accrued demobilization revenue, see Note 14 - Other Non-Current Assets.
Our contract assets and liabilities from our contracts with customers are as follows:

(In $ millions)	June 30, 2026	December 31, 2025
Other short-term accrued revenue	7.8	16.9
Other long-term accrued revenue	—	9.9
Total contract assets	7.8	26.8
Advances from customers (1)	(1.0)	(19.5)
Short-term deferred revenue	(21.6)	(24.2)
Long-term deferred revenue	(12.2)	(29.5)
Total contract liabilities	(34.8)	(73.2)
(1) Advances from customers relate to advances for certain contracts which is to be offset against future invoices, see Note 16 - Other Current Liabilities.
Total movements in our contract assets balances are as follows:

(In $ millions)
Balance as of December 31, 2025	26.8
Change in accrued revenue	2.8
Change in customer retentions	0.4
Change in unbilled variable rate revenue	(5.2)
Reclassification of contract assets and liabilities	(17.0)
Balance as of June 30, 2026	7.8
Total movements in our contract liabilities balances are as follows:

(In $ millions)
Balance as of December 31, 2025	73.2
Additions to deferred revenue	18.0
Recognition of deferred bareboat charter revenue	(2.0)
Change in advances from customers	(13.1)
Amortization of deferred revenue	(24.3)
Reclassification of contract assets and liabilities	(17.0)
Balance as of June 30, 2026	34.8
Deferred mobilization and contract preparation costs are as follows:

(In $ millions)	June 30, 2026	December 31, 2025
Current deferred costs	27.5	29.3
Non-current deferred costs (1)	21.8	29.4
Total deferred costs	49.3	58.7
(1) See Note 14 - Other Non-Current Assets.

Schedule of Disaggregation of Revenue

	For the three months ended		For the six months ended
(In $ millions)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Over time	223.5	256.6	460.2	467.6
Point in time	8.8	11.1	19.1	16.7
Total	232.3	267.7	479.3	484.3

Schedule of Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue on existing contracts, where performance obligations are unsatisfied or partially unsatisfied as of June 30, 2026, is expected to be recognized as follows:

	For the periods ending June 30,
(In $ millions)	2027	2028	2029	Total
Operating revenue	648.9	203.5	33.1	885.5

Schedule of Total Movements in Allowance for Credit Losses for Trade Receivable
Total movements in our allowance for credit losses for trade receivables, net are as follows:

(In $ millions)	Trade Receivables
Allowance for credit losses, as of December 31, 2025	—
Provision for credit losses	8.4
Allowance for credit losses, as of March 31, 2026	8.4
Write-off charged against allowance	(1.7)
Provision for credit losses	11.5
Allowance for credit losses, as of June 30, 2026	18.2